CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Change in net actuarial loss and prior service credit, tax benefit (expense)	$ 20,039	$ (24,604)	$ 8,932
Amortization of actuarial losses and prior service credit to earnings, tax benefit (expense)	400	(1,172)	(771)
Change in fair value of derivatives, tax benefit	(51)	(233)	(2,074)
Reclassification of realized (gain) loss to earnings, tax expense	$ 781	$ 1,934	$ 5,129